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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                              811-03866
-----------------------------------------------------------------

                                Elfun Income Fund
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: : 09/30/05
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS



ELFUN INCOME FUND

SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS) - SEPTEMBER 30, 2005 (UNAUDITED)

                                                                                   PRINCIPAL
                                                                                    AMOUNT               VALUE
----------------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES - 110.6%
----------------------------------------------------------------------------------------------------------------------------

U.S. TREASURIES - 13.6%
U.S. Treasury Bonds
5.38%                                                   02/15/31                $          3,590      $     4,024  (h)
7.13%                                                   02/15/23                           1,005            1,304  (f,h)
8.13%                                                   08/15/19 - 08/15/21                2,730            3,778  (f,h)
U.S. Treasury Inflation Indexed Bonds
2.00%                                                   01/15/14                           7,055            7,207  (f,k)
3.88%                                                   04/15/29                             707              970  (f,k)
U.S. Treasury Notes
3.88%                                                   09/15/10                          19,555           19,280  (h)
4.13%                                                   08/15/08 - 08/15/10                4,580            4,561  (h)
4.25%                                                   08/15/15                          12,105           12,029  (h)
                                                                                                           53,153

FEDERAL AGENCIES - 3.5%
Federal Farm Credit Bank
3.75%                                                   01/15/09                           1,940            1,899
Federal Home Loan Bank
2.38%                                                   02/15/06                           3,565            3,544  (f)
Federal Home Loan Mortgage Corp.
3.63%                                                   09/15/08                             840              822  (f,h)
4.38%                                                   07/17/15                           2,445            2,390  (h)
4.75%                                                   12/08/10                           2,765            2,759  (f,h)
6.75%                                                   03/15/31                           1,920            2,428  (f)
                                                                                                           13,842

AGENCY MORTGAGE BACKED - 32.9%
Federal Home Loan Mortgage Corp.
4.50%                                                   06/01/33 - 10/01/35                1,819            1,730
5.00%                                                   07/01/35 - 10/01/35                1,102            1,077
5.50%                                                   05/01/20                             266              271
6.00%                                                   04/01/17 - 05/01/35                3,476            3,544
6.50%                                                   01/01/27 - 12/01/34                2,127            2,186  (f)
7.00%                                                   10/01/16 - 02/01/35                  611              638
7.50%                                                   01/01/08 - 09/01/33                  308              320
8.00%                                                   11/01/30                              18               20
Federal National Mortgage Assoc.
4.00%                                                   05/01/19 - 06/01/19                  992              956
4.50%                                                   05/01/18 - 02/01/35                6,751            6,526
5.00%                                                   06/01/20 - 07/01/35                2,994            2,952
5.50%                                                   03/01/14 - 08/01/35                5,600            5,642
6.00%                                                   02/01/14 - 08/01/35                8,092            8,243
6.50%                                                   02/01/14 - 02/01/35                9,015            9,278
7.00%                                                   08/01/13 - 05/01/35                3,129            3,273
7.50%                                                   08/01/13 - 03/01/34                1,411            1,490
8.00%                                                   12/01/11 - 11/01/33                  717              760
8.50%                                                   04/01/30 - 05/01/31                   61               66
9.00%                                                   06/01/09 - 12/01/22                  318              341
4.50%                                                   TBA                                7,132            6,983  (b)
5.00%                                                   TBA                               25,180           25,062  (b)
5.50%                                                   TBA                               11,920           11,913  (b)
6.00%                                                   TBA                               27,630           28,088  (b)
Government National Mortgage Assoc.
4.50%                                                   08/15/33 - 09/15/34                1,973            1,900
6.00%                                                   04/15/27 - 06/15/35                1,882            1,927
6.50%                                                   04/15/19 - 08/15/34                1,162            1,204
7.00%                                                   03/15/12 - 06/15/34                  415              434
7.50%                                                   03/15/23 - 10/15/33                  191              203
8.00%                                                   06/15/27 - 06/15/30                   79               86
8.50%                                                   10/15/17                             142              154
9.00%                                                   11/15/16 - 12/15/21                  262              288
5.50%                                                   TBA                                1,100            1,110  (b)
                                                                                                          128,665

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 6.0%
Collateralized Mortgage Obligation Trust (Class B)
4.70%                                                   11/01/18                              43               38  (c,d)
Federal Home Loan Mortgage Corp.
2.88%                                                   10/15/18                           1,487              115  (e,g)
3.38%                                                   12/15/30                           3,470              216  (e,g)
4.50%                                                   04/15/13 - 03/15/19                3,137              338  (e)
4.50%                                                   05/15/17 - 11/15/19                1,025              994
4.62%                                                   10/15/33                             515              400  (g)
5.00%                                                   01/15/11 - 12/01/34               13,435            2,045  (e)
5.00%                                                   05/15/20 - 11/15/34                5,040            4,836
5.50%                                                   04/15/17 - 06/15/33                1,595              290  (e)
5.50%                                                   10/15/34                             763              776
5.70%                                                   12/15/33                             315              265  (g)
7.50%                                                   01/15/16                             163              170
7.94%                                                   06/15/33                           1,346            1,343  (g)
8.00%                                                   04/15/20                              28               28
8.00%                                                   02/01/23 - 07/01/24                   40                8  (e)
22.50%                                                  09/25/43                           5,831               51  (c,e,g)
Federal Home Loan Mortgage STRIPS
4.14%                                                   08/01/27                               9                8  (c,d)
Federal National Mortgage Assoc.
1.16%                                                   12/25/42                           1,728               43  (e,f,g)
2.22%                                                   06/25/43                           5,356              241  (e,f,g)
3.17%                                                   10/25/29                           1,250               95  (e,g)
3.27%                                                   12/25/30                           1,725              110  (e,f,g)
3.77%                                                   09/25/42                           3,851              318  (e,g)
3.82%                                                   04/25/17 - 10/25/17                2,761              228  (e,f,g)
3.87%                                                   08/25/16                             899               55  (e,g)
4.00%                                                   02/25/28                              83               82
4.27%                                                   06/25/42                           1,237               94  (e,g)
4.50%                                                   05/25/18                             559               62  (e)
4.50%                                                   12/25/19                             375              355
4.75%                                                   11/25/14                             324               27  (e)
5.00%                                                   02/25/11 - 02/25/32                  994               83  (e)
5.00%                                                   03/25/35                             500              472
5.50%                                                   01/25/27                             766               90  (e)
5.50%                                                   07/25/34 - 02/25/35                1,565            1,589  (f)
5.75%                                                   02/25/35                             775              795
6.00%                                                   12/25/34                             500              522
6.50%                                                   12/25/34                             387              405
6.54%                                                   09/25/31                             791              765  (g)
8.00%                                                   07/25/14                             532              550
Federal National Mortgage Assoc. (Class 1)
4.04%                                                   11/01/34                           2,314            1,809  (c,d)
Federal National Mortgage Assoc. (Class S)
3.27%                                                   02/25/31                           1,217               81  (e,g)
Federal National Mortgage Assoc. REMIC
4.50%                                                   11/25/13                           1,596               84  (e)
5.00%                                                   10/25/22                             504               78  (e)
5.50%                                                   08/25/33                           1,864              436  (e)
8.18%                                                   03/25/31                           1,227            1,230  (g)
Federal National Mortgage Assoc. REMIC (Class B)
5.83%                                                   12/25/22                              31               25  (c,d)
Federal National Mortgage Assoc. REMIC (Class J)
1080.91%**                                              03/25/22                               -                1  (e)
Federal National Mortgage Assoc. REMIC (Class K)
1008.00%**                                              05/25/22                               -                2  (e)
Federal National Mortgage Assoc. STRIPS (Class 2)
7.50%                                                   11/01/23                             129               30  (e)
8.00%                                                   08/01/23 - 07/01/24                   87               18  (e)
8.50%                                                   03/01/17 - 07/25/22                   94               18  (e)
9.00%                                                   05/25/22                              31                6  (e)
Government National Mortgage Assoc.
5.00%                                                   02/16/34                             670              637  (f)
Vendee Mortgage Trust
22.29%                                                  05/15/33                           3,709               94  (c,e,f,g)
                                                                                                           23,451

ASSET BACKED - 9.4%
AESOP Funding II LLC (Class A)
3.92%                                                   04/20/10                           1,000            1,001  (a,g)
American Express Credit Account Master Trust
(Class A)
3.89%                                                   12/15/08                             600              600  (g)
Bank One Issuance Trust
3.59%                                                   05/17/10                             175              172
Bank One Issuance Trust (Class A)
3.88%                                                   12/15/10                           2,000            2,005  (g)
BMW Vehicle Owner Trust (Class B)
2.93%                                                   03/25/09                             389              384
Capital One Master Trust (Class C)
6.70%                                                   06/15/11                             149              156  (a)
Centex Home Equity Co. LLC
4.00%                                                   01/25/25                             416              416  (g)
Chase Funding Mortgage Loan Asset-Backed
Certificates
5.75%                                                   05/25/32                              69               68
Chase Issuance Trust
4.52%                                                   12/15/10                           1,620            1,611
Citibank Credit Card Issuance Trust
4.08%                                                   03/07/08                           1,062            1,063  (g)
4.29%                                                   06/25/09                           3,000            3,011  (g)
4.45%                                                   04/07/10                             496              491
Citifinancial Mortgage Securities, Inc.
4.03%                                                   04/25/34                             119              119  (g)
CNH Equipment Trust
3.84%                                                   10/15/08                           2,000            2,001  (g)
CNH Wholesale Master Note Trust (Class A)
3.88%                                                   06/15/11                           1,000            1,000  (g)
Countrywide Asset-Backed Certificates (Class A)
4.10%                                                   05/25/36                             500              501  (g)
4.11%                                                   08/25/32                              84               84  (g)
Federal National Mortgage Assoc.
3.95%                                                   12/26/31                             248              248
First Franklin Mtg Loan Asset Backed Certificates
3.93%                                                   12/31/49                           2,000            2,000  (g)
First USA Credit Card Master Trust (Class A)
3.93%                                                   11/19/08                           2,400            2,402  (g)
Fleet Home Equity Loan Trust (Class A)
4.05%                                                   01/20/33                             865              866  (g)
GMAC Mortgage Corp. Loan Trust
3.92%                                                   08/25/35                           2,000            1,997  (g)
GMAC Mortgage Corp. Loan Trust (Class A)
3.93%                                                   06/25/34                           1,000            1,001  (g)
GSAA Trust
4.23%                                                   05/25/34                             266              267  (g)
Honda Auto Receivables Owner Trust (Class A)
4.15%                                                   10/15/10                             427              422
Household Automotive Trust (Class A)
4.09%                                                   07/17/09                           2,838            2,842  (g)
Long Beach Mortgage Loan Trust
3.95%                                                   09/25/35                           1,964            1,964  (g)
4.29%                                                   11/26/32                             432              434  (g)
Mid-State Trust
7.54%                                                   07/01/35                              88               92
Peco Energy Transition Trust
6.52%                                                   12/31/10                             400              431
Residential Asset Mortgage Products, Inc.
4.07%                                                   03/25/34                             263              263  (g)
4.16%                                                   12/25/33                             112              113  (g)
Residential Asset Securities Corp.
4.08%                                                   07/25/32                             187              187  (g)
Residential Asset Securities Corp. (Class A)
4.12%                                                   06/25/33                             370              370  (g)
4.16%                                                   07/25/30                             329              325  (g)
Saxon Asset Securities Trust
4.06%                                                   05/25/35                           1,515            1,516  (g)
Saxon Asset Securities Trust (Class A)
4.23%                                                   12/25/32                              12               12  (g)
Structured Asset Investment Loan Trust
4.06%                                                   02/25/35                           3,000            2,998  (a,g)
Volkswagen Auto Lease Trust (Class A)
3.94%                                                   10/20/10                             265              262
Wachovia Asset Securitization Inc. (Class A)
4.05%                                                   06/25/34                             658              659  (g)
Wells Fargo Home Equity Trust
3.97%                                                   09/25/24                             209              205  (g)
                                                                                                           36,559

CORPORATE NOTES - 32.4%
Abbey National PLC
7.95%                                                   10/26/29                             510              662
AES Corp.
8.75%                                                   06/15/08                             860              909
AIG SunAmerica Global Financing VII
5.85%                                                   08/01/08                             510              525  (a)
Air Jamaica Ltd.
9.38%                                                   07/08/15                             435              434  (a)
Alberta Energy Co. Ltd.
7.38%                                                   11/01/31                             160              198
Albertson's, Inc.
7.50%                                                   02/15/11                             260              255
Allegiance Corp.
7.00%                                                   10/15/26                             300              334
Allied Waste North America
7.25%                                                   03/15/15                           1,050            1,034  (a,f)
Allstate Life Global Funding Trusts
3.85%                                                   01/25/08                             560              550  (f)
Alltel Corp.
4.66%                                                   05/17/07                             670              669  (f)
ALROSA Finance S.A.
8.88%                                                   11/17/14                             455              539  (a)
Altria Group, Inc.
7.20%                                                   02/01/07                             255              263
America Movil S.A. de C.V.
9.27%                                                   01/05/16                           8,600              791  (c)
American Electric Power Company, Inc.
4.71%                                                   08/16/07                             425              424  (i)
American Electric Power Company, Inc. (Series D)
5.25%                                                   06/01/15                             335              336
American General Corp.
7.50%                                                   08/11/10                             280              310
American General Finance Corp.
4.88%                                                   07/15/12                             470              463
ANZ Capital Trust
4.48%                                                   12/31/49                             505              494  (a)
Appalachian Power Co. (Series G)
3.60%                                                   05/15/08                             260              253
Appalachian Power Co. (Series K)
5.00%                                                   06/01/17                             330              319
Archer-Daniels-Midland Co.
5.38%                                                   09/15/35                             330              321
Assurant, Inc.
6.75%                                                   02/15/34                             340              366
AT&T Corp.
9.05%                                                   11/15/11                             815              918  (f)
BAC CAP TRUST V
5.63%                                                   03/08/35                             495              480
Banco Mercantil del Norte S.A.
5.88%                                                   02/17/14                             650              656  (a,g)
Banco Santander Chile
5.38%                                                   12/09/14                             545              548  (a)
Bank of America Corp.
3.88%                                                   01/15/08                             225              222
Bank One Corp.
6.50%                                                   02/01/06                              80               81
Barclays Bank PLC
7.38%                                                   06/29/49                             665              746  (a,g)
Bavaria S.A.
8.88%                                                   11/01/10                             345              381  (a)
BBVA Bancomer Capital Trust I
10.50%                                                  02/16/11                             580              594  (a)
BellSouth Corp.
6.55%                                                   06/15/34                             480              515  (f)
Boeing Co.
8.75%                                                   09/15/31                             210              303
Braskem S.A.
9.38%                                                   06/01/15                             260              282  (a)
BRE Properties Inc. (REIT)
5.95%                                                   03/15/07                             590              598  (f)
British Aerospace Finance, Inc.
7.50%                                                   07/01/27                             340              401  (a)
Burlington Northern Santa Fe Corp.
8.13%                                                   04/15/20                             545              691  (f)
Campbell Soup Co.
5.50%                                                   03/15/07                             405              409
Capital One Bank
6.50%                                                   06/13/13                             195              209
Capital One Financial Corp.
8.75%                                                   02/01/07                             490              514  (f)
Carolina Power & Light Co.
5.15%                                                   04/01/15                             230              230
5.70%                                                   04/01/35                             130              132
6.13%                                                   09/15/33                             490              527
Case New Holland Inc.
6.00%                                                   06/01/09                           1,455            1,397  (f)
Cendant Corp.
6.25%                                                   01/15/08                             325              333  (f)
Charter One Bank FSB
6.38%                                                   05/15/12                             305              330
Chesapeake Energy Corp.
7.75%                                                   01/15/15                             950            1,012  (f)
China Development Bank
5.00%                                                   10/15/15                             430              425
Citigroup, Inc.
6.63%                                                   06/15/32                             915            1,035  (f)
Clear Channel Communications, Inc.
4.63%                                                   01/15/08                             535              525  (f)
CNA Financial Corp.
5.85%                                                   12/15/14                             680              678  (f)
CNF Inc.
6.70%                                                   05/01/34                              80               86
Comcast Cable Communications Holdings, Inc.
9.46%                                                   11/15/22                           1,955            2,629  (f)
ConAgra Foods, Inc.
7.88%                                                   09/15/10                             200              224
Consolidated Edison Company of New York
5.63%                                                   07/01/12                             585              613  (f)
Consolidated Natural Gas Co.
5.38%                                                   11/01/06                             425              428
Consumers Energy Co.
5.15%                                                   02/15/17                             330              322
5.80%                                                   09/15/35                             330              325
Consumers Energy Co. (Series L)
5.00%                                                   02/15/12                             420              418
Corp Interamericana de Entretenimiento S.A.
8.88%                                                   06/14/15                             430              422  (a)
Countrywide Home Loans, Inc.
5.63%                                                   05/15/07                             255              259
COX Communications, Inc.
5.45%                                                   12/15/14                             515              512  (f)
CSX Transportation, Inc.
9.75%                                                   06/15/20                             202              285
D.R. Horton, Inc.
7.50%                                                   12/01/07                             370              387
DaimlerChrysler NA Holding Corp.
4.05%                                                   06/04/08                             330              322
4.75%                                                   01/15/08                             330              329
DBS Bank Ltd.
5.00%                                                   11/15/19                             605              598  (a,g)
Detroit Edison Co. (Series B)
5.45%                                                   02/15/35                             535              518  (f)
Dex Media, Inc.
8.50%                                                   08/15/10                           1,290            1,364  (f)
Digicel Ltd.
9.25%                                                   09/01/12                             420              435  (a,h)
DirecTV Holdings LLC
6.38%                                                   06/15/15                             965              958  (a,f)
Dominion Resources Inc. (Series B)
4.13%                                                   02/15/08                             580              571  (f)
Dominion Resources Inc. (Series G)
3.66%                                                   11/15/06                             845              836  (f.i)
Duke Capital LLC
4.30%                                                   05/18/06                             350              350
4.33%                                                   11/16/06                             445              443  (f)
5.67%                                                   08/15/14                              95               96
8.00%                                                   10/01/19                             350              422
Echostar DBS Corp.
5.75%                                                   10/01/08                           1,395            1,376  (f)
El Paso Electric Co.
6.00%                                                   05/15/35                             495              508  (f)
Emmis Communications Corp.
9.75%                                                   06/15/12                             430              433  (g)
Enterprise Products Operating LP
4.00%                                                   10/15/07                           1,135            1,112  (f)
EOP Operating LP (REIT)
7.75%                                                   11/15/07                             595              630
FirstEnergy Corp. (Series B)
6.45%                                                   11/15/11                             485              516
Flextronics International Ltd.
6.25%                                                   11/15/14                           1,455            1,448  (f)
Ford Motor Credit Co.
6.63%                                                   06/16/08                             830              810  (f)
7.00%                                                   10/01/13                             815              757  (h)
7.38%                                                   10/28/09                             835              809  (f)
Gaz Capital for Gazprom
8.63%                                                   04/28/34                             865            1,137  (a)
Genentech, Inc.
5.25%                                                   07/15/35                             235              226  (a)
Georgia Power Co.
4.88%                                                   07/15/07                             530              532
Gerdau S.A.
8.88%                                                   12/31/49                             340              340  (a)
Goodrich Corp.
7.10%                                                   11/15/27                             385              438
Greater Bay Bancorp
5.25%                                                   03/31/08                             405              407
Grupo Televisa S.A.
6.63%                                                   03/18/25                           1,195            1,199
Grupo Transportacion Ferroviaria Mexicana
S.A. de C.V.
9.38%                                                   05/01/12                             270              292  (a)
GTE Corp.
6.94%                                                   04/15/28                             400              441
7.51%                                                   04/01/09                             330              356
Halliburton Co.
8.75%                                                   02/15/21                             250              328
HSBC Bank USA NA
3.88%                                                   09/15/09                           1,040            1,011  (f)
HSBC Capital Funding LP
4.61%                                                   12/29/49                             405              387  (a,g)
HSBC Capital Funding LP (Series 1)
9.55%                                                   12/31/49                             585              694  (a,g)
HSBC Finance Corp.
6.50%                                                   11/15/08                             490              514
6.75%                                                   05/15/11                           1,210            1,312  (f)
Indosat Tbk PT
7.13%                                                   06/22/12                             420              423  (a)
Intelsat Bermuda Ltd.
8.63%                                                   01/15/15                             970              989  (a,f)
International Business Machines Corp.
3.80%                                                   02/01/08                             330              325
International Lease Finance Corp.
5.00%                                                   04/15/10                             495              497
iStar Financial, Inc.
4.88%                                                   01/15/09                             165              164
6.00%                                                   12/15/10                             550              566
6.05%                                                   04/15/15                             230              235
7.00%                                                   03/15/08                             330              344
Jefferson Smurfit Corp. US
7.50%                                                   06/01/13                             625              562
Kansas Gas & Electric
5.65%                                                   03/29/21                             270              265  (a)
Kimco Realty Corp. (REIT)
4.82%                                                   06/01/14                             325              316
Kinder Morgan Energy Partners LP
5.13%                                                   11/15/14                             405              400
Kinder Morgan, Inc.
6.50%                                                   09/01/12                             415              447  (f)
Kraft Foods, Inc.
4.13%                                                   11/12/09                             200              195  (f)
5.25%                                                   06/01/07                             305              308
L-3 Communications Corp.
6.38%                                                   10/15/15                             520              524  (a)
Lyondell Chemical Co. (Series A)
9.63%                                                   05/01/07                             860              903  (f)
MacDermid, Inc.
9.13%                                                   07/15/11                           1,290            1,380  (f)
Masco Corp.
6.75%                                                   03/15/06                             650              657
Meritage Homes Corp.
6.25%                                                   03/15/15                           1,450            1,327  (f)
MGM Mirage
5.88%                                                   02/27/14                           1,495            1,420  (f)
Midamerican Energy Holdings Co.
3.50%                                                   05/15/08                             500              482  (f)
Morgan Stanley
4.75%                                                   04/01/14                             490              473
Morgan Stanley (Series F)
3.73%                                                   01/18/08                           2,000            2,001  (g)
Motorola, Inc.
4.61%                                                   11/16/07                             550              549
National Power Corp.
8.07%                                                   08/23/11                             325              326  (a,g)
Navistar International Corp. (Series B)
6.25%                                                   03/01/12                           1,495            1,420  (f)
NB Capital Trust IV
8.25%                                                   04/15/27                             440              476
Nell AF SARL
8.38%                                                   08/15/15                             400              391  (a)
Nelnet, Inc.
5.13%                                                   06/01/10                             600              589
New Cingular Wireless Services Inc.
7.35%                                                   03/01/06                             330              334
8.75%                                                   03/01/31                             570              767  (f)
Nexen, Inc.
5.88%                                                   03/10/35                             275              270
Nexstar Broadcasting Group, Inc.
7.00%                                                   01/15/14                             970              873
Nextel Communications, Inc. (Series D)
7.38%                                                   08/01/15                             825              883  (f)
Noble Group Ltd.
6.63%                                                   03/17/15                             155              143  (a)
Nordea Bank AB
5.42%                                                   12/29/49                             295              296  (a,g)
Norfolk Southern Corp.
6.00%                                                   04/30/08                              40               41
Norfolk Southern Railway Co.
9.75%                                                   06/15/20                             353              505
Northeast Utilities (Series B)
3.30%                                                   06/01/08                             330              317
Northrop Grumman Corp.
4.08%                                                   11/16/06                             610              607
NorthWestern Corp.
5.88%                                                   11/01/14                             340              343
Novelis Inc.
7.25%                                                   02/15/15                             970              917  (a)
Ocean Energy, Inc.
4.38%                                                   10/01/07                             195              193
Odyssey Re Holdings Corp.
7.65%                                                   11/01/13                             570              599
Ohio Power Co. (Series E)
6.60%                                                   02/15/33                             165              186
Pacific Gas & Electric Co.
6.05%                                                   03/01/34                             255              266
PanAmSat Corp.
9.00%                                                   08/15/14                             970            1,023  (f)
Park Place Entertainment.
9.38%                                                   02/15/07                             860              907
Pemex Finance Ltd.
9.03%                                                   02/15/11                             710              784
9.69%                                                   08/15/09                             848              921
Pemex Project Funding Master Trust
6.13%                                                   08/15/08                             380              391
7.38%                                                   12/15/14                             300              334  (h)
Pepco Holdings, Inc.
4.50%                                                   06/01/10                             595              597  (g)
Petrobras International Finance Co.
7.75%                                                   09/15/14                             170              184  (h)
Petro-Canada
5.95%                                                   05/15/35                             655              655
Potomac Edison Co.
5.35%                                                   11/15/14                             245              248  (a)
Procter & Gamble - Esop (Series A)
9.36%                                                   01/01/21                             500              652
PSI Energy, Inc.
6.65%                                                   06/15/06                             330              335
Public Service Company of New Mexico
4.40%                                                   09/15/08                             540              533
Puget Energy, Inc.
3.36%                                                   06/01/08                             335              323
5.48%                                                   06/01/35                             330              321
Quest Diagnostics Inc.
6.75%                                                   07/12/06                             325              330
Qwest Corp.
7.63%                                                   06/15/15                           1,200            1,225  (a,f)
Rabobank Capital Funding II
5.26%                                                   12/31/49                             735              737  (a,g)
Rabobank Capital Funding Trust
5.25%                                                   12/29/49                             340              339  (a,g)
RBS Capital Trust I
5.51%                                                   09/29/49                             505              510  (g)
Resona Preferred Global Securities Cayman Ltd.
7.19%                                                   12/29/49                           1,045            1,082  (a,g)
Royal Bank of Scotland Group PLC
7.65%                                                   08/31/49                             530              643  (g)
Russian Standard Finance S.A.
7.50%                                                   10/07/10                             250              250  (a)
San Diego Gas & Electric Co.
5.35%                                                   05/15/35                             160              156
SBC Communications, Inc.
5.10%                                                   09/15/14                             440              436
Simon Property Group LP (REIT)
4.60%                                                   06/15/10                             330              325
4.88%                                                   08/15/10                             520              518
Sinclair Broadcast Group, Inc.
8.00%                                                   03/15/12                             965              988  (f)
Sprint Capital Corp.
6.00%                                                   01/15/07                             840              855  (f)
8.38%                                                   03/15/12                             230              271
8.75%                                                   03/15/32                           1,120            1,503  (f)
Standard Chartered Bank Hong Kong Ltd.
4.38%                                                   12/03/14                             310              310  (g)
State of Illinois
4.95%                                                   06/01/23                             170              166
5.10%                                                   06/01/33                             330              327
Stewart Enterprises, Inc.
6.25%                                                   02/15/13                           1,050              997  (a,f)
Sumitomo Mitsui Banking Corp.
5.63%                                                   07/29/49                             235              234  (a,g)
Telefonos de Mexico S.A. de C.V.
4.50%                                                   11/19/08                             350              345
5.50%                                                   01/27/15                             510              502
TELUS Corp.
7.50%                                                   06/01/07                             605              631
8.00%                                                   06/01/11                             330              378
Thomson Corp.
5.50%                                                   08/15/35                             325              320
Time Warner Entertainment Co. LP
8.38%                                                   07/15/33                             460              575
Time Warner, Inc.
6.88%                                                   05/01/12                             150              164
Toyota Motor Credit Corp.
3.82%                                                   09/15/06                           8,000            7,997  (g)
Transcontinental Gas Pipe Line Corp.
6.25%                                                   01/15/08                           1,310            1,325  (f)
TXU Electric Delivery Co.
5.00%                                                   09/01/07                             335              336
6.38%                                                   05/01/12                             120              129
Tyco International Group S.A.
5.80%                                                   08/01/06                             705              712
Tyson Foods, Inc.
7.25%                                                   10/01/06                             360              369
UBS Preferred Funding Trust I
8.62%                                                   10/29/49                             335              388  (g)
UFJ Bank Ltd.
7.40%                                                   06/15/11                             505              561
UFJ Finance Aruba AEC
6.75%                                                   07/15/13                             205              225
Union Pacific Corp.
6.65%                                                   01/15/11                             350              378
United Rentals North America, Inc.
7.75%                                                   11/15/13                           1,010              975  (f)
Valero Energy Corp.
3.50%                                                   04/01/09                             535              511
Verizon
6.50%                                                   09/15/11                             340              357
Verizon Global Funding Corp.
7.75%                                                   06/15/32                             455              556
Viacom, Inc.
5.63%                                                   05/01/07                             200              202
VTB Capital S.A.
6.25%                                                   07/02/35                             665              692  (a)
6.58%                                                   07/30/07                             300              312  (g)
Wells Fargo & Co.
5.25%                                                   12/01/07                             180              183
Westar Energy, Inc.
5.15%                                                   01/01/17                             230              228
Westfield Capital Corporation Limited
4.38%                                                   11/15/10                             485              473  (a)
Westlake Chemical Corp.
8.75%                                                   07/15/11                             760              819
Weyerhaeuser Co.
6.13%                                                   03/15/07                             322              327
Wisconsin Electric Power
3.50%                                                   12/01/07                             410              400
Wisconsin Energy Corp.
5.88%                                                   04/01/06                             230              232
WR Berkley Corp.
5.60%                                                   05/15/15                             350              350
                                                                                                          126,642

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 11.5%
Banc of America Large Loan
3.93%                                                   06/15/18                           1,000            1,000  (a,g)
Bank of America Alternative Loan Trust
6.50%                                                   07/25/35                             465              477
Bear Stearns Commercial Mortgage Securities
6.02%                                                   02/14/31                             750              776
CalSTRS Trust
4.13%                                                   11/20/12                             938              928  (a)
Countrywide Asset-Backed Certificates
4.11%                                                   07/25/35                           1,000            1,000  (g)
Crusade Global Trust (Class A)
4.08%                                                   09/18/34                             107              107  (g)
CS First Boston Mortgage Securities Corp.
1.73%                                                   03/15/35                          13,208              655  (a,g)
4.73%                                                   07/15/37                           8,090              265  (a,c,g)
6.13%                                                   04/15/37                             520              554
CS First Boston Mortgage Securities Corp. (Class A)
4.51%                                                   07/15/37                             485              478
First Union-Lehman Brothers-Bank of America
6.56%                                                   11/18/35                             756              782  (f)
GMAC Commercial Mortgage Securities, Inc.
6.42%                                                   05/15/35                           1,125            1,169
6.47%                                                   04/15/34                             300              321
GMAC Commercial Mortgage Securities, Inc. (Class X)
4.71%                                                   12/10/41                          13,389              381  (c,f,g)
Granite Master Issuer PLC
3.90%                                                   12/20/54                           3,000            3,000  (g)
3.97%                                                   12/20/24                           4,000            4,000  (g)
Granite Mortgages PLC (Class 1)
3.80%                                                   01/20/43                           1,511            1,513  (g)
Impac CMB Trust
4.09%                                                   04/25/35                           1,726            1,724  (g)
Impac CMB Trust (Class A)
3.99%                                                   10/25/35                           2,000            2,000  (g)
4.21%                                                   12/25/33                             393              393  (g)
JPMorgan Chase Commercial Mortgage Securities Corp.
1.33%                                                   01/12/39                           7,571              333  (a,f,g)
6.47%                                                   11/15/35                             457              493
JPMorgan Chase Commercial Mortgage Securities
Corp. (Class A)
4.92%                                                   10/15/37                             626              623  (g)
LB-UBS Commercial Mortgage Trust
4.06%                                                   09/15/27                           1,033            1,008  (g)
4.51%                                                   12/15/29                             467              458
4.53%                                                   01/15/36                           3,238              236  (a,c)
4.67%                                                   01/18/12                          10,589              368  (c,f,g)
4.87%                                                   03/15/34                           1,953               33  (a,c,f,g)
6.23%                                                   03/15/26                             371              387
6.45%                                                   02/15/40                           8,227              182  (a,c,g)
8.90%                                                   03/15/36                           8,502              228  (a,c,f,g)
LB-UBS Commercial Mortgage Trust (Class A)
6.13%                                                   12/15/30                             832              886
6.65%                                                   11/15/27                           1,505            1,631  (f)
LB-UBS Commercial Mortgage Trust (Class B)
6.65%                                                   07/14/16                             103              112  (a)
LB-UBS Commercial Mortgage Trust (Class X)
7.00%                                                   12/15/39                           7,046              128  (a,c,g)
Master Alternative Loans Trust
5.00%                                                   08/25/18                             501               68  (e)
6.50%                                                   08/25/34 - 05/25/35                2,020            2,083  (f)
Master Alternative Loans Trust (Class 3)
6.50%                                                   01/25/35                             510              528
Morgan Stanley Dean Witter Capital I
4.59%                                                   04/15/34                           1,422               36  (a,c,g)
4.82%                                                   10/15/35                           2,179               53  (a,c,g)
Morgan Stanley Dean Witter Capital I (Class A)
6.39%                                                   10/15/35                           1,000            1,077
6.54%                                                   02/15/31                             769              800  (f)
Morgan Stanley Dean Witter Capital I (Class X)
1.45%                                                   02/01/31                             243               10  (a,g)
MortgageIT Trust (Class A)
4.13%                                                   08/25/35                           4,808            4,808  (g)
Nomura Asset Securities Corp. (Class A)
6.59%                                                   03/15/30                           1,409            1,470  (f)
Puma Finance Ltd. (Class A)
3.74%                                                   10/11/34                             430              431  (g)
4.12%                                                   03/25/34                             349              349  (g)
Residential Mortgage Securities
3.83%                                                   08/10/30                           1,948            1,948  (a,g)
Structured Asset Securities Corp. (Class X)
2.06%                                                   02/25/28                             843               44  (g)
Wachovia Bank Commercial Mortgage Trust
5.29%                                                   07/15/42                              50               51  (g)
Washington Mutual Inc.
4.16%                                                   01/25/45                           1,817            1,820  (g)
4.17%                                                   01/25/45                             924              926  (g)
                                                                                                           45,131

SOVEREIGN BONDS - 1.3%
Government of  Argentina
7.70%                                                   08/03/12                             430              347  (c,g)
Government of Bahamas
6.63%                                                   05/15/33                             405              468  (a)
Government of Brazil
8.25%                                                   01/20/34                             430              432
8.75%                                                   02/04/25                             435              460
Government of Colombia
8.13%                                                   05/21/24                             430              463
Government of Jamaica
9.00%                                                   06/02/15                             260              269
Government of Mexico
6.75%                                                   09/27/34                              60               64
Government of Philippine
8.88%                                                   03/17/15                             430              459
9.50%                                                   02/02/30                             430              461
Government of Uruguay
9.25%                                                   05/17/17                             330              370
Government of Venezuela
7.00%                                                   12/01/18                             865              852
9.25%                                                   09/15/27                             430              509
                                                                                                            5,154

TOTAL BONDS AND NOTES                                                                                     432,597
(COST $438,840)

                                                                                     NUMBER
                                                                                    OF SHARES            VALUE
----------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 0.2%
----------------------------------------------------------------------------------------------------------------------------

Zurich Regcaps Funding Trust I                                                               680      $       684  (a)
(COST $702)

                                                                                    NUMBER OF
                                                                                    CONTRACTS            VALUE
----------------------------------------------------------------------------------------------------------------------------
PURCHASED OPTIONS - 0.0%*
----------------------------------------------------------------------------------------------------------------------------

PUT OPTIONS
Eurodollar Futures                                                                            30      $        14
(COST $7)

CALL OPTIONS
U.S. Treasury Notes 2 Yr.                                                              6,005,000                -
(COST $12)

TOTAL PURCHASED OPTIONS                                                                                        14
(COST $19)

                                                                                   PRINCIPAL
                                                                                    AMOUNT               VALUE
----------------------------------------------------------------------------------------------------------------------------
SECURITIES PURCHASED WITH COLLATERAL FROM SECURITIES
ON LOAN -  8.7%
----------------------------------------------------------------------------------------------------------------------------

ASSET BACKED - 5.6%
AESOP Funding II LLC (Class A)
4.05%                                                   11/20/06                          $1,667           $1,668  (a,g)
Capital Auto Receivables Asset Trust (Class A)
3.83%                                                   04/15/08                           3,000            3,001  (g)
Citibank Credit Card Issuance Trust
3.96%                                                   03/20/09                           1,000            1,001  (g)
Countrywide Asset-Backed Certificates
4.26%                                                   05/25/33                             116              116  (g)
Countrywide Asset-Backed Certificates
(Class 2)
4.13%                                                   06/25/33                              68               68  (g)
Countrywide Home Equity Loan Trust (Class A)
4.01%                                                   05/15/28                           1,737            1,738  (g)
First USA Credit Card Master Trust (Class A)
3.94%                                                   05/17/10                           1,500            1,504  (g)
Fremont Home Loan Trust
4.03%                                                   04/25/35                           2,000            2,000  (g)
GSAA Trust
4.23%                                                   05/25/34                             266              267  (g)
Long Beach Mortgage Loan Trust
3.95%                                                   09/25/35                           1,964            1,964  (g)
4.10%                                                   11/25/34                             596              596  (g)
Residential Asset Mortgage Products, Inc.
4.10%                                                   12/25/33                           2,000            2,002  (g)
Saxon Asset Securities Trust
4.12%                                                   08/25/35                             242              243  (g)
Sears Credit Account Master Trust (Class A)
4.15%                                                   11/17/09                             500              500  (g)
Structured Asset Securities Corp.
4.03%                                                   02/25/35                           4,000            4,003  (g)
Wachovia Asset Securitization Inc. (Class A)
4.05%                                                   06/25/34                           1,317            1,318  (g)
                                                                                                           21,989

CORPORATE NOTES - 0.9%
Countrywide Home Loans, Inc.
4.13%                                                   03/29/06                           2,500            2,501  (g)
Marsh & McLennan Companies Inc.
3.71%                                                   07/13/07                           1,000              995  (g)
                                                                                                            3,496

NON-AGENCY COLLATERALIZED MORTGAGE
OBLIGATIONS - 2.2%
Granite Master Issuer PLC
3.90%                                                   12/20/54                           2,000            2,000  (g)
Holmes Financing PLC (Class A)
3.75%                                                   01/15/08                           2,000            2,001  (g)
Impac CMB Trust (Class 1)
4.19%                                                   10/25/34                           1,833            1,833  (g)
Interstar Millennium Trust (Class A)
4.06%                                                   03/14/36                             152              152  (g)
Lehman Brothers Floating Rate Commercial
Mortgage Trust
3.94%                                                   10/15/17                           2,100            2,101  (a,g)
National RMBS Trust
4.00%                                                   03/20/34                             346              347  (g)
                                                                                                            8,434

TOTAL SECURITIES PURCHASED WITH COLLATERAL                                                                 33,919
FROM SECURITIES ON LOAN
(COST $33,915)

TOTAL INVESTMENTS IN SECURITIES                                                                           467,214
(COST $473,476)

                                                                                     NUMBER
                                                                                    OF SHARES            VALUE
----------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 12.8%
----------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 8.1%
GEI Short Term Investment Fund
3.83%                                                                                 31,588,544      $    31,589  (c,j)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN - 4.7%
GEI Short Term Investment Fund
3.83%                                                                                 18,401,020           18,401  (c,j)

TOTAL SHORT-TERM INVESTMENTS                                                                               49,990
(COST $49,990)

TOTAL INVESTMENTS                                                                                         517,204
(COST $523,466)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (32.3)%                                                     (126,186)
                                                                                                      -----------
NET ASSETS - 100.0%                                                                                   $   391,018
                                                                                                      ===========

----------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
----------------------------------------------------------------------------------------------------------------------------

The Elfun Income Fund had the following written option contracts open at September 30, 2005:

                                                          EXPIRATION DATE/          NUMBER OF
CALL OPTIONS                                               STRIKE PRICE             CONTRACTS            VALUE
----------------------------------------------------------------------------------------------------------------------------
U.S.Treasury Notes 10Yr. Futures                           Oct 2005/101.68          1,350,000         $         -
(Written Option Premium $10)

----------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
----------------------------------------------------------------------------------------------------------------------------

The Elfun Income Fund had the following long futures contracts open at September 30, 2005:

                                                                                    CURRENT           UNREALIZED
                                                             NUMBER OF              NOTIONAL         APPRECIATION/
DESCRIPTION                           EXPIRATION DATE        CONTRACTS               VALUE           DEPPRECIATION
----------------------------------------------------------------------------------------------------------------------------
U S Treasury Notes 5Yr. Futures         December 2005              155             $   16,563         $      (107)

The Elfun Income Fund had the following Short futures contracts open at September 30, 2005:

                                                                                    CURRENT           UNREALIZED
                                                             NUMBER OF              NOTIONAL         APPRECIATION/
DESCRIPTION                           EXPIRATION DATE        CONTRACTS               VALUE           DEPPRECIATION
----------------------------------------------------------------------------------------------------------------------------
U S Treasury Notes 10Yr. Futures        December 2005               25             $   (2,748)        $         9
                                                                                                     -------------
                                                                                                      $       (98)
                                                                                                     =============

NOTES TO SCHEDULES OF INVESTMENTS (DOLLARS IN THOUSANDS) - September 30, 2005

a) Pursuant to Rule 144A of the Securities Act of 1933, these Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, these securities amounted to $37,897 or 9.69% of net assets for the Elfun Income Fund respectively. These securities have been determined to be liquid using procedures established by the Board of Trustees.

b) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

c)   Coupon amount represents effective yield.

d) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

e) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

f) At September 30, 2005, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

g) Variable or floating rate security. The stated rate represents the rate at September 30, 2005.

h)   All or a portion of the security is out on loan.

i)   Step coupon bond. Security becomes interest bearing at a future date.

j) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.

k)   Treasury Inflated Securities.

*    Less than 0.1%

**   Principal Amount is less than $500

            Abbreviations:

REIT        Real Estate Investment Trust
REMIC       Real Estate Mortgage Investment Conduit
STRIPS      Separate Trading of Registered Interest and Principal of Security


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Income Fund

By:   /S/JOHN H. MYERS
      John H. Myers
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  November 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/JOHN H. MYERS
      John H. Myers
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  November 29, 2005


By:   /S/ROBERT HERLIHY
      Robert Herlihy
      Treasurer, Elfun Funds

Date:  November 29, 2005